10. OTHER PAYABLES AND ACCRUED LIABILITIES	6 Months Ended
Jun. 30, 2015
Payables and Accruals [Abstract]
NOTE 10. OTHER PAYABLES AND ACCRUED LIABILITIES

Other payables and accrued liabilities consist of the following (in thousands):

	June 30,	December 31,
	2015	2014
	(unaudited)

Accrued expenses	$2,811	$2,564
Business and other tax payables	7,259	6,666
Salary payable	1,530	2,017
Temporary receipt of insurance premium	125	126
Temporary receipt of insurance claims	1,627	1,362
Deposits received	2,864	2,333
CeraVest security deposits	12,158	1,998
Interest payable	341	498
Other current liabilities	2,723	2,557
Total	$31,438	$20,121

Deposits received represented security deposits received from staff and customer deposits. CeraVest security deposits represent deposits from SMBs of the CeraVest business, who customarily remit 10% of loan proceeds as a security deposit. Temporary receipt of insurance premium represents the premium collected from customers but not yet paid to the insurance company. Temporary receipt of insurance claims represents the insurance claims received but not yet released to the relevant customers. Other current liabilities mainly include the unpaid expenses reimbursement due to staff, deposit received for property lease and withholding taxes collected from customers for the value-added services.